SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company’s Chief Operating Decision Maker (“CODM”) reviews results of operations to make decisions about allocating resources and assessing performance. Based on the current reporting structures, decision-making processes and considering the aggregation criteria in IFRS 8.12, Operating Segments, the Company identified three reportable segments: Technical Apparel, Outdoor Performance and Ball & Racquet Sports.
Operating and reportable segments
The Company has four operating segments: Technical Apparel, Salomon, Winter Sports Equipment and Ball & Racquet Sports. As permitted by IFRS 8, Operating segments, the Company assessed, based on the qualitative aggregation criteria mentioned in IFRS 8.12 and on a quantitative analysis based on gross margins, if Salomon and Winter Sports Equipment are similar and could be aggregated to one reportable segment. The Company analyzed the nature of the products and services, nature of the production processes, type or class of customer for the products and services and methods used to distribute the products or provide the service and concluded that the Salomon and Winter Sports Equipment operating segments are similar and can be aggregated into the reportable segment Outdoor Performance. Therefore, the Company identified three reportable segments: Technical Apparel, Outdoor Performance and Ball & Racquet Sports. The Company measures each operating segment’s performance based on revenue and adjusted operating profit as these are the measures used by the CODM for assessing the performance of operating segments. Each of the segments includes different brands and comprises a range of products.
Technical Apparel
Technical Apparel includes outdoor apparel, footwear and accessories and consists of the Arc’teryx and Peak Performance brands.
Outdoor Performance
Outdoor Performance includes outdoor apparel, footwear, accessories and winter sports equipment and consists of our Salomon, Atomic and Armada brands. On May 1, 2024, the Company sold ENVE, which was part of the Outdoor Performance segment. The ENVE business represented less than 1% of the Company’s net revenue and was not considered material to the Company’s consolidated results of operations.While the operating segments Salomon and Winter Sports Equipment are separately managed and reported, the operating segments have been aggregated into one reportable segment as they have similar products, production processes, type of customers, methods used to distribute as well as average gross margins and similar expected growth rates.
Ball & Racquet Sports
Ball & Racquet Sports includes sports equipment, apparel, footwear and accessories and consists of our Wilson, Louisville Slugger, DeMarini, EvoShield and Atec brands, all of which comprise the Wilson Sporting Goods portfolio.
Information on reportable segments
Revenue and Depreciation and Amortization of reportable segments for the fiscal years ended December 31, 2025, 2024 and 2023 were as follows:

	Revenue			Depreciation & Amortization
In millions	2025	2024	2023	2025	2024	2023
Technical Apparel	$2,855.8	$2,194.3	$1,614.1	$164.4	$126.0	$92.1
Outdoor Performance	2,403.7	1,835.5	1,674.2	163.8	107.5	94.7
Ball & Racquet Sports	1,306.7	1,153.5	1,112.1	39.7	34.1	27.7
Total Reportable Segments	6,566.2	5,183.3	4,400.4	367.9	267.6	214.5
Corporate	—	—	—	16.3	6.2	6.4
Total	$6,566.2	$5,183.3	$4,400.4	$384.2	$273.8	$220.9
Adjusted Operating Profit of reportable segments for the fiscal years ended December 31, 2025, 2024 and 2023 were as follows:

In millions	2025	2024	2023
Technical Apparel	$616.8	$460.4	$314.4
Outdoor Performance	299.8	172.3	151.3
Ball & Racquet Sports	47.7	23.7	30.6
Total Adjusted Operating Profit of Reportable Segments	964.3	656.4	496.3
Corporate expenses (1)	(126.7)	(79.5)	(63.7)
Adjustments:
PPA (2)	(71.2)	(42.8)	(42.7)
Restructuring expenses (3)	(23.7)	(22.4)	(2.3)
Impairment losses on goodwill and intangible assets (4)	(6.7)	—	—
Expenses related to transaction activities (5)	(15.9)	(22.1)	(33.9)
Expenses related to certain legal proceedings (6)	(3.4)	(3.6)	(3.3)
Share-based payment expenses (7)	(14.9)	(15.3)	(47.9)
Interest expense	(97.7)	(219.0)	(397.6)
Foreign currency exchange gains/(losses), net & other finance costs	14.0	(67.6)	(15.8)
Loss on debt extinguishment	—	(31.8)	—
Interest income	6.4	8.8	6.4
Income/(loss) before tax	$624.5	$161.2	$(104.6)
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(1)Includes corporate expenses, which have not been allocated to the reportable segments.
(2)Purchase Price Adjustments (“PPA”) include amortization and depreciation on the fair value adjustments of intangible and tangible assets resulting from Amer Sports’ acquisition in 2019. For further information, refer to Note 1. The Company.
(3)Includes expenses for restructuring from severance, exit and termination events.
(4)Includes impairment losses on goodwill and intangible assets.
(5)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(6)Includes inventory write-offs, legal fees and judgments in connection with non-recurring legal actions.
(7)Includes expenses for the share-based payments and for fixed cash compensation that is contingent upon the vesting of stock options under the 2019 and 2023 ESOP plans. Refer to Note 9. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.
The Company does not present other items of the consolidated statement of income and loss and other comprehensive income and loss as well as assets and liabilities per segment as such information is not evaluated or used by the CODM for decision-making purposes on a regular basis.
As of the year ended December 31, 2025, the Company’s non-current, non-financial assets, comprising of property, plant and equipment, intangible assets and right-of-use assets were located as follows:

In millions	December 31, 2025
Canada	$2,499.2
France	1,524.3
The United States	1,143.3
Other (1)	1,414.7
Total	$6,581.5
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(1)No other country represented more than 10% of the total Group non-current, non-financial assets.